Notes relating to the unaudited condensed consolidated interim statement of financial position - Research and development incentive receivables (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes relating to the unaudited condensed consolidated interim statement of financial position
Research and development incentive receivables - Current	€ 301	€ 158
Research and development incentive receivables - non-current	3,235	3,033
Total	€ 3,536	€ 3,191
Minimum refund period of research and development incentive receivables.	5 years	5 years